Net Loss per Share Disclosure	Dec. 31, 2022
Notes
Net Loss per Share Disclosure

Note 5 - Net Loss per Share

Pursuant to ASC 260-10-45, basic loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the periods presented. Diluted loss per share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period. Potentially dilutive common shares consist of common stock issuable for stock options and stock warrants (using the treasury stock method), convertible notes and common stock issuable. These common stock equivalents may be dilutive in the future.

The potentially dilutive common stock equivalents as of December 31, 2022 and 2021 were excluded from the dilutive loss per share calculation as they would be antidilutive due to the net loss as follow:

	December 31, 2022	December 31, 2021

Common Stock Equivalents:
Stock Warrants	1,547,991,666	798,241,666
Convertible Preferred Stock	8,367,543,047	1,277,345,644
Convertible Notes	12,192,307,692	411,183,645
Total	22,107,842,405	2,486,770,955